Summary of significant accounting policies (Details)	12 Months Ended
Sep. 30, 2024
Machinery and Equipment [Member]
Property plant and equipment useful life	10 years
Vehicles [Member]
Property plant and equipment useful life	4 years
Office Equipment [Member] | Minimum [Member]
Property plant and equipment useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property plant and equipment useful life	5 years
Property plant and equipment useful life [Member]
Property plant and equipment useful life	20 years